Risks - Credit risk (Details) - Credit risk [member] - Trade receivables [member] - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks
Credit risk exposure	€ 54,398	€ 53,052	€ 52,698
Non-due
Risks
Credit risk exposure	24,317	41,934	41,895
Less than 30 days
Risks
Credit risk exposure	13,086	6,683	7,053
31-60 days
Risks
Credit risk exposure	9,494	1,294	1,213
61-90 days
Risks
Credit risk exposure	4,922	825	983
91-180 days
Risks
Credit risk exposure	2,367	2,058	935
More than 181 days
Risks
Credit risk exposure	€ 752	€ 258	€ 619